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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number 811-22376

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                            PIMCO Equity Series VIT
              (Exact name of registrant as specified in charter)

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               650 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)

                                Trent W. Walker
             Treasurer (Principal Financial & Accounting Officer)

                            PIMCO Equity Series VIT
                           650 Newport Center Drive
                            Newport Beach, CA 92660
                    (Name and address of agent for service)

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                                  Copies to:

                                Brendan C. Fox
                                  Dechert LLP
                              1900 K Street, N.W.
                            Washington, D.C. 20006

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      Registrant's telephone number, including area code: (888) 877-4626

                     Date of fiscal year end: December 31

            Date of reporting period: July 1, 2017 to June 30, 2018

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22376
Reporting Period: 07/01/2017 - 06/30/2018
PIMCO Equity Series VIT









====================== PIMCO StocksPLUS Global Portfolio =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

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                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series VIT

By:  /s/ Peter G. Strelow
     Peter G. Strelow,
     President (Principal Executive Officer)

Date: August 29, 2018

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